Balance Sheets (Parenthetical) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Assets
Accounts receivable allowances	$ 1,100	$ 1,100	$ 1,100
Stockholders Equity
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, authorized	150,000,000	150,000,000	100,000,000
Common stock, issued	70,414,877	69,679,854	69,679,854
Common stock, outstanding	70,414,877	69,679,854	69,679,854